Income taxes - FY	12 Months Ended
Dec. 31, 2015
Income taxes [Abstract]
Income taxes
6.	Income taxes

The Company’s U.S. based subsidiaries file a consolidated U.S. federal income tax return. Under a tax sharing agreement, KCGI collects from or refunds to its subsidiaries the amount of taxes determined as if KCGI and the subsidiaries filed separate returns. Prior to the redomestication effective September 5, 2014, pre-tax income and losses attributable to KCGL were excluded from the U.S. federal income tax provision calculation, as Bermuda does not impose income taxes. The Company is no longer subject to income tax examination by tax authorities for the years ended before January 1, 2012.

Income tax expense includes the following components for the years ending December 31, 2015, 2014 and 2013:

	Year Ended December 31,
	2015	2014	2013
	(in thousands)
Current federal income tax expense	$12,163	$8,731	$3,840
Deferred federal income tax benefit	(879)	(2,231)	(4,004)
Income tax expense (benefit)	$11,284	$6,500	$(164)

The Company paid $13.6 million, $8.5 million and $2.1 million in federal income taxes during the years ended December 31, 2015 , 2014 and 2013, respectively. Current income taxes payable were $0.6 million and $2.0 million at December 31, 2015 and 2014, respectively, and were included in “other liabilities” on the consolidated balance sheets.

The Company’s effective income tax rate on income before income taxes differs from the prevailing federal income tax rate and is summarized as follows:

	Year ended December 31,
	2015	2014	2013
	(in thousands)
Income tax expense at federal income tax rate of 35%	$11,745	$6,815	$4,236
Change in deferred tax valuation allowance	—	—	(4,251)
Tax-exempt investment income	(436)	(236)	(148)
Other	(25)	(79)	(1)
Total	$11,284	$6,500	$(164)

The significant components of the net deferred tax asset at the current prevailing tax rate are summarized as follows:

	December 31,
	2015	2014
	(in thousands)
Deferred tax assets:
Unpaid losses and loss adjustment expenses	$3,143	$2,492
Unearned premiums	2,967	2,288
Organizational costs	1,704	1,890
State operating loss carryforwards	365	306
Allowance for doubtful accounts	731	209
Deferred policy acquisition costs, net of ceding commissions	594	1,317
Other	319	387
Deferred tax assets before allowance	9,823	8,889
Less: valuation allowance	(529)	(489)
Total deferred tax assets	9,294	8,400

Deferred tax liabilities:
Unrealized gain on investments	959	1,802
Intangible assets	1,238	1,238
Other	275	259
Total deferred tax liabilities	2,472	3,299
Net deferred tax assets	$6,822	$5,101

At December 31, 2015 and 2014, the Company had state net operating loss carryforwards (“NOLS”) of $0.4 million and $0.3 million, respectively. The state NOLs are available to offset future taxable income or reduce taxes payable and begin expiring in 2029.

Management evaluates the need for a valuation allowance related to its deferred tax assets. At December 31, 2015 and 2014, the Company recorded a tax valuation allowance equal to the state NOLs and the deferred tax assets, net of existing deferred tax liabilities that were expected to reverse in future periods, related to certain state jurisdictions. No other valuation allowances were established against the Company’s deferred tax assets at December 31, 2015 and 2014, as the Company believes that it is more likely than not that the remaining deferred tax assets will be realized given the carry back availability, future taxable income and reversal of existing temporary differences attributable to deferred tax liabilities.

At December 31, 2012, the Company recorded a tax valuation allowance equal to total deferred tax assets net of existing deferred tax liabilities that were expected to reverse in future periods. During 2013, management concluded that it was more likely than not that the Company would realize the entire deferred tax asset and released 100% of the valuation allowance in 2013. Management based its conclusion primarily on: (a) the Company’s consecutive profitable quarters, (b) the Company’s generation of taxable income on an inception-to-date basis sufficient to exhaust all of the Company’s net operating loss carryforwards created in its start-up phase, (c) the Company’s cumulative pre-tax income over the past three years and (d) the Company’s projected future taxable income. The decrease in the deferred tax valuation allowance in 2013 of $4.3 million was recorded entirely in operations.

A reconciliation of the beginning and ending amounts of unrecognized tax benefits for 2015 and 2014 was as follows:

	December 31,
	2015	2014
	(in thousands)
Balance at beginning of year	$1,234	$1,356
Decreases for tax positions taken during prior years	(122)	(122)
Balance at end of year	$1,112	$1,234

At December 31, 2015 and 2014, the Company’s uncertain tax position, if recognized, would not affect the effective tax rate. Management does not expect that the Company’s unrecognized tax benefits will significantly change during 2016.